Unsecured Notes Payable and Warrants (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statements [Line Items]
Balance	$ 3,661	$ 3,663
Repayment	(1,020)	(300)
Amortization of debt discount	76	265
Value of notes exchanged in warrant exercise	(2,640)
Settlement in connection with disposition of PPL	(200)
Loss on extinguishment of debt	223	33
Proceeds from loan payable	50
Balance	150	3,661
Ppl [Member]
Statements [Line Items]
Balance	200	193
Repayment
Amortization of debt discount		7
Value of notes exchanged in warrant exercise
Settlement in connection with disposition of PPL	(200)
Loss on extinguishment of debt
Proceeds from loan payable
Balance		200
Iox [Member]
Statements [Line Items]
Balance	100	100
Repayment
Amortization of debt discount
Value of notes exchanged in warrant exercise
Settlement in connection with disposition of PPL
Loss on extinguishment of debt
Proceeds from loan payable	50
Balance	150	100
SalvaRx
Statements [Line Items]
Balance	3,361	3,370
Repayment	(1,020)	(300)
Amortization of debt discount	76	258
Value of notes exchanged in warrant exercise	(2,640)
Settlement in connection with disposition of PPL
Loss on extinguishment of debt	223	33
Proceeds from loan payable
Balance		$ 3,361